Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activites: [Abstract]
Net loss	$ (1,777,300)	$ (2,756,579)	$ (4,672,638)	$ (3,978,592)
Adjustments to rconcile net loss to net cash used for operating activities: [Abstract]
Depreciation and amortization	46,238	56,554	117,745	63,143
Stock-based compensation	168,374	118,984	181,610	75,950
Stock issued for payment of services	94,785	225,473	675,538	165,000
Provision for losses on accounts receivable			17,623	10,000
Loss on exchange of warrants	732	764,513	802,123	0
Change in fair value of derivatives, net	343,777	(631,479)	(711,379)	(332,484)
Impairment of intangible assets			48,249	0
Cash provided by (used for): [Abstract]
Accounts receivable, net	(543,485)	75,880	246,134	(309,461)
Prepaid expense and other current assets	(246,173)	33,962	41,129	(140,960)
Accounts payable	137,983	293,755	83,292	393,394
Accrued expenses	260,247	42,676	38,911	143,424
Unearned revenue	45,114	6,561	7,346	(6,725)
Deferred rent	0	(9,185)	(10,830)	1,610
Net cash used for operating activities	(1,469,708)	(1,778,885)	(3,135,147)	(3,915,701)
Cash flows from investing activities: [Abstract]
Purchase of equipment	(9,767)	(9,009)	(11,303)	(3,051)
Payments of intangible assets			0	(31,955)
Security deposits	3,870	3,650	11,990	(12,698)
Net cash provided by (used for) investing activities	(5,897)	(5,359)	687	(47,704)
Cash flows from financing activities: [Abstract]
Proceeds from issuance of notes payable, net	1,089,798	543,700	543,700	500,000
Proceeds from issuance of common stock, preferred stock, and warrants	0	1,221,858
Proceeds from issuance of common and preferred stock and warrants, net			3,047,400	2,543,407
Proceeds from exercise of stock options (in dollars)	0	1,099	1,099	1,766
Payments on notes payable and capital leases	(202,277)	(17,465)	(25,070)	(359,596)
Net cash provided financing activities	887,521	1,749,192	3,567,129	2,685,577
Net increase (decrease) in cash and cash equivalents	(588,084)	(35,052)	432,669	(1,277,828)
Cash and cash equivalents, beginning of year	657,946	225,277	225,277	1,503,105
Cash and cash equivalents, end of year	69,862	190,225	657,946	225,277
Supplemental cash flow information: [Abstract]
Cash paid during period for interest	7,286	4,532	10,389	22,894
Non-cash financing and investing activities [Abstract]
Fair value of compound embedded derivative in promissory notes	0	27,776	27,776	0
Value of common stock issued for deferred finance costs and future services	47,220	170,995	10,688	0
Fair value of warrants issued	95,209	0	49,170	1,084,970
Conversion of notes to common stock	124,611	0	521,513	0
Promissory note exchanged in financing arrangement			0	500,000
Acquisition of assets through capital lease			0	50,379
Liabilities assumed in customer list acquisition			$ 0	$ 91,810